CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par or stated value per share	$ 0.001	$ 0.001
Preferred stock, shares authorized	200,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	185,000,000	98,973,453
Common stock, shares, issued	35,718,764	544,210	333,658
Common stock, shares, outstanding	35,718,764	544,210	333,658
Series A Redeemable Convertible Preferred Stock
Preferred stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	29,795,227	29,795,227
Preferred stock, shares issued	0	5,413,272	5,413,272
Preferred stock, shares outstanding	0	5,413,272	5,413,272
Temporary Equity, Liquidation Preference	$ 0	$ 29,795	$ 29,795
Series B Redeemable Convertible Preferred Stock
Preferred stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	49,402,623	49,402,623
Preferred stock, shares issued	0	8,975,585	8,975,585
Preferred stock, shares outstanding	0	8,975,585	8,975,585
Temporary Equity, Liquidation Preference	$ 0	$ 85,681	$ 85,681
Series C Redeemable Convertible Preferred Stock
Preferred stock, par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	0	57,224,618	0
Preferred stock, shares issued	0	10,396,707	0
Preferred stock, shares outstanding	0	10,396,707	0
Temporary Equity, Liquidation Preference	$ 0	$ 120,000	$ 0